ACCOUNTING POLICIES - RECOGNIZED FAIR VALUE MEASUREMENTES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Fair value of debt	$ 127,707	$ 55,948
Derivative financial instruments [Member] | Level 1 member
Disclosure of fair value measurement of assets [line items]
Fair value of debt	0	0
Derivative financial instruments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Fair value of debt	$ 127,707	55,948
Derivative financial instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		15,992
Derivative financial instruments [Member] | Level 1 member
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		0
Derivative financial instruments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		$ 15,992